CITIGROUP [LOGO]





May 4, 2004

Via EDGAR

Securities and Exchange Commission
Office of Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Forum Funds
         File Nos.  2-67052; 811-3023
         CIK:  0000315774

Ladies and Gentlemen:

On behalf of Forum Funds (the "Registrant") and pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Act"), the forms of Prospectuses and Statements of Additional Information with respect to Brown Advisory Intermediate Income Fund, Brown Advisory International Fund, Brown Advisory Value Equity Fund, Polaris Global Value Fund and Winslow Green Growth Fund dated May 1, 2004, that would have been filed pursuant to Rule 497(c) of the Act would not have differed from that contained in the Registration Statement of the Registrant which was filed electronically by EDGAR on April 30, 2004, accession number 0001275125-04-000116.

If you have any questions concerning this filing, please do not hesitate to call me collect at (207) 822-6680.

Sincerely,

/s/ Leslie K. Klenk

Leslie K. Klenk
Forum Administrative Services, LLC

Enclosure










      Forum Financial Group, LLC Two Portland Square Portland, Maine 04101
                       TEL 207 879 1900 FAX 207 822 6688